Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax	€ 361,257	€ 350,453	€ 878,629
Adjustments for:	780,436	574,493	409,766
Amortization and depreciation	407,864	359,767	321,533
Other adjustments:	372,572	214,726	88,233
(Profit) / losses on equity accounted investments	(101,996)	(65,744)	(80,965)
Impairment of assets and net provision charges	69,982	64,091	(17,148)
(Profit) / losses on disposal of fixed assets	(1,731)	1,196	1,067
Government grants taken to income	(16,440)	(5,608)	(1,683)
Finance cost / (income)	445,027	246,189	170,535
Other adjustments	(22,270)	(25,398)	16,427
Change in operating assets and liabilities	(609,219)	(140,908)	106,283
Change in inventories	(600,245)	(157,474)	164,631
Change in trade and other receivables	(80,170)	(16,806)	(35,429)
Change in current financial assets and other current assets	(9,010)	(7,075)	(20,600)
Change in current trade and other payables	80,206	40,447	(2,319)
Other cash flows used in operating activities	(543,341)	(187,063)	(284,342)
Interest paid	(350,387)	(155,120)	(155,788)
Interest received	4,054	407	3,773
Income tax paid	(196,436)	(30,595)	(131,510)
Other paid	(572)	(1,755)	(817)
Net cash from/ used in operating activities	(10,867)	596,975	1,110,336
Cash flows from investing activities
Payments for investments	(2,073,480)	(876,678)	(858,387)
Group companies, associates and business units	(1,533,264)	(519,128)	(468,589)
Property, plant and equipment and intangible assets	(375,560)	(315,088)	(362,560)
Property, plant and equipment	(266,491)	(247,373)	(280,154)
Intangible assets	(109,069)	(67,715)	(82,406)
Other financial assets	(164,656)	(42,462)	(27,238)
Proceeds from the sale of investments	94,657	22,529	272
Group companies, associates and business units	91,373	20,399
Property, plant and equipment	3,284	639	272
Other financial assets		1,491
Net cash used in investing activities	(1,978,823)	(854,149)	(858,115)
Cash flows from financing activities
Proceeds from and payments for equity instruments	(3,459)	(125,703)
Payments for treasury stock	(3,459)	(125,703)
Proceeds from and payments for financial liability instruments	(177,372)	2,746,380	(243,373)
Issue	1,134,168	3,324,399	108,541
Redemption and repayment	(1,207,253)	(495,327)	(272,877)
Lease payments	(104,287)	(82,692)	(79,037)
Dividends and interest on other equity instruments	10,125	(247,498)	(103,075)
Dividends paid	(592)	(258,946)	(113,230)
Dividends received	10,717	11,448	10,155
Other cash flows used in financing activities	(2,787)	(75,500)	(7,953)
Financing costs included in the amortized cost of the debt		(78,165)	(9,227)
Other amounts from / (used in) financing activities	(2,787)	2,665	1,274
Net cash from/(used in) financing activities	(173,493)	2,297,679	(354,401)
Effect of exchange rate fluctuations on cash	35,551	55,459	(60,155)
Net increase / (decrease) in cash and cash equivalents	(2,127,632)	2,095,964	(162,335)
Cash and cash equivalents at beginning of the year	2,675,611	579,647	741,982
Cash and cash equivalents at year end	€ 547,979	€ 2,675,611	€ 579,647